Summary Of Accounting Policies - Summary of Product Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Product Warranty Liability [Line Items]
Beginning balance	$ 10,485	$ 17,085
Provision (release) for warranties issued	13,099	(5,159)
Payments	(993)	(1,441)
Ending balance	$ 22,591	$ 10,485